MERCANTILE CAPITAL ADVISORS, INC.

Two Hopkins Plaza

Baltimore, MD 21201

February 8, 2007

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Mercantile Long-Short Manager Fund LLC

Registration No. 811-21258

Ladies and Gentlemen:

We are filing via EDGAR, on behalf of Mercantile Long-Short Manager Fund LLC (“Registrant”), and pursuant to the Securities Exchange Act of 1934, as amended, a final amendment to the Registrant’s issuer tender offer statement originally filed on August 25, 2006.

In the event you have any questions concerning this filing, please feel free to call me at (410) 237-5106.

Sincerely,

/s/ Jennifer E. Vollmer
Jennifer E. Vollmer
Secretary
Mercantile Long-Short Manager Fund LLC